UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-08606

DWS Target Date Series

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  FEBRUARY 28, 2010

Semiannual Report to Shareholders

DWS Target Date Series DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

Contents

4 Performance Summaries

19 Information About Each Fund's Expenses

23 Portfolio Summaries

25 Investment Portfolios

40 Financial Statements

51 Financial Highlights

70 Notes to Financial Statements

84 Investment Management Agreement Approval

90 Summary of Management Fee Evaluation by Independent Fee Consultant

95 Account Management Resources

97 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, the investment advisor may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries February 28, 2010

DWS LifeCompass Retirement Fund

Average Annual Total Returns as of 2/28/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	5.24%	28.08%	-2.05%	1.45%	2.28%
Class B	4.74%	27.14%	-2.81%	0.67%	1.52%
Class C	4.84%	27.15%	-2.77%	0.70%	1.53%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-0.81%	20.72%	-3.96%	0.26%	1.68%
Class B (max 4.00% CDSC)	0.74%	24.14%	-3.40%	0.50%	1.52%
Class C (max 1.00% CDSC)	3.84%	27.15%	-2.77%	0.70%	1.53%
No Sales Charges
Class S	5.27%	28.44%	-1.83%	1.69%	2.53%
Russell® 1000 Index+	9.91%	55.32%	-5.54%	0.77%	-0.09%
Russell® 2000 Index++	10.59%	63.95%	-6.13%	1.16%	2.18%
Barclays Capital Intermediate U.S. Aggregate Bond Index+++	3.31%	8.91%	6.28%	5.40%	6.25%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2009 are 1.39%, 2.18%, 2.07% and 1.12% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass Retirement Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS LifeCompass Retirement Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass Retirement Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage-backed securities.

DWS LifeCompass Retirement Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/28/10	$ 10.47	$ 10.46	$ 10.46	$ 10.46
8/31/09	$ 10.08	$ 10.08	$ 10.07	$ 10.08
Distribution Information: Six Months as of 2/28/10: Income Dividends	$ .14	$ .10	$ .10	$ .15
Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 2/28/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	253	of	466	55
3-Year	344	of	385	90
5-Year	198	of	241	82
Class B 1-Year	283	of	466	61
3-Year	357	of	385	93
5-Year	220	of	241	91
Class C 1-Year	282	of	466	61
3-Year	355	of	385	92
5-Year	219	of	241	91
Class S 1-Year	234	of	466	51
3-Year	336	of	385	88
5-Year	189	of	241	79
10-Year	64	of	81	79

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2015 Fund

Average Annual Total Returns as of 2/28/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	5.74%	36.54%	-4.20%	0.60%	0.40%
Class B	5.35%	35.55%	-4.92%	-0.16%	-0.34%
Class C	5.35%	35.56%	-4.88%	-0.13%	-0.33%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-0.34%	28.69%	-6.08%	-0.58%	-0.19%
Class B (max 4.00% CDSC)	1.35%	32.55%	-5.50%	-0.34%	-0.34%
Class C (max 1.00% CDSC)	4.35%	35.56%	-4.88%	-0.13%	-0.33%
No Sales Charges
Class S	5.88%	36.93%	-3.95%	0.85%	0.64%
Russell 1000 Index+	9.91%	55.32%	-5.54%	0.77%	-0.09%
Russell 2000 Index++	10.59%	63.95%	-6.13%	1.16%	2.18%
Barclays Capital U.S. Aggregate Bond Index+++	3.19%	9.32%	6.18%	5.36%	6.44%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2009 are 1.30%, 2.09%, 2.02% and 1.07% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass 2015 Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS LifeCompass 2015 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2015 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues corporate bond issues and mortgage securities.

DWS LifeCompass 2015 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/28/10	$ 9.84	$ 9.83	$ 9.83	$ 9.83
8/31/09	$ 9.39	$ 9.38	$ 9.38	$ 9.38
Distribution Information: Six Months as of 2/28/10: Income Dividends	$ .09	$ .05	$ .05	$ .10
Lipper Rankings — Mixed-Asset Target 2015 Funds Category as of 2/28/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	88	of	131	67
3-Year	55	of	79	69
5-Year	27	of	31	85
Class B 1-Year	93	of	131	71
3-Year	68	of	79	85
5-Year	31	of	31	97
Class C 1-Year	92	of	131	70
3-Year	67	of	79	84
5-Year	30	of	31	94
Class S 1-Year	87	of	131	66
3-Year	54	of	79	68
5-Year	25	of	31	79
10-Year	5	of	5	84

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2020 Fund

Average Annual Total Returns as of 2/28/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	6.19%	40.54%	-4.82%	0.65%	-0.66%
Class B	5.69%	39.46%	-5.54%	-0.10%	-1.40%
Class C	5.69%	39.46%	-5.55%	-0.09%	-1.40%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	0.08%	32.46%	-6.68%	-0.54%	-1.25%
Class B (max 4.00% CDSC)	1.69%	36.46%	-6.13%	-0.28%	-1.40%
Class C (max 1.00% CDSC)	4.69%	39.46%	-5.55%	-0.09%	-1.40%
No Sales Charges
Class S	6.36%	41.02%	-4.57%	0.91%	-0.43%
Russell 1000 Index+	9.91%	55.32%	-5.54%	0.77%	-0.09%
Russell 2000 Index++	10.59%	63.95%	-6.13%	1.16%	2.18%
Barclays Capital U.S. Aggregate Bond Index+++	3.19%	9.32%	6.18%	5.36%	6.44%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2009 are 1.33%, 2.09%, 2.06% and 1.13% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass 2020 Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS LifeCompass 2020 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2020 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2020 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/28/10	$ 11.68	$ 11.61	$ 11.61	$ 11.69
8/31/09	$ 11.21	$ 11.11	$ 11.11	$ 11.23
Distribution Information: Six Months as of 2/28/10: Income Dividends	$ .23	$ .14	$ .14	$ .26
Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 2/28/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	107	of	183	59
3-Year	96	of	122	79
5-Year	45	of	54	82
Class B 1-Year	119	of	183	65
3-Year	103	of	122	84
5-Year	51	of	54	93
Class C 1-Year	119	of	183	65
3-Year	104	of	122	85
5-Year	50	of	54	91
Class S 1-Year	101	of	183	55
3-Year	89	of	122	73
5-Year	40	of	54	73
10-Year	8	of	8	89

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2030 Fund

Average Annual Total Returns as of 2/28/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class A	6.72%	49.18%	-6.14%	0.36%	1.46%
Class B	6.32%	48.32%	-6.83%	-0.35%	0.71%
Class C	6.33%	48.14%	-6.87%	-0.41%	0.69%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	0.59%	40.61%	-7.98%	-0.83%	0.34%
Class B (max 4.00% CDSC)	2.32%	45.32%	-7.37%	-0.51%	0.56%
Class C (max 1.00% CDSC)	5.33%	48.14%	-6.87%	-0.41%	0.69%
No Sales Charges
Class S	6.99%	49.56%	-5.90%	0.59%	1.71%
Russell 1000 Index+	9.91%	55.32%	-5.54%	0.77%	2.13%
Russell 2000 Index++	10.59%	63.95%	-6.13%	1.16%	2.74%
Barclays Capital U.S. Aggregate Bond Index+++	3.19%	9.32%	6.18%	5.36%	5.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2009 are 1.82%, 2.72%, 2.61% and 1.62% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2030 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2030 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2030 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/28/10	$ 8.28	$ 8.28	$ 8.27	$ 8.28
8/31/09	$ 7.87	$ 7.84	$ 7.83	$ 7.87
Distribution Information: Six Months as of 2/28/10: Income Dividends	$ .12	$ .06	$ .06	$ .14
Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 2/28/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	80	of	176	46
3-Year	99	of	119	83
5-Year	44	of	51	85
Class B 1-Year	98	of	176	56
3-Year	105	of	119	88
5-Year	50	of	51	97
Class C 1-Year	107	of	176	61
3-Year	107	of	119	90
5-Year	51	of	51	99
Class S 1-Year	77	of	176	44
3-Year	96	of	119	80
5-Year	36	of	51	70

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2040 Fund

Average Annual Total Returns as of 2/28/10
Unadjusted for Sales Charge	6-Month‡	1-Year	Life of Fund*
Class A	6.91%	51.46%	-9.85%
Class C	6.42%	50.11%	-10.53%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	0.76%	42.75%	-12.16%
Class C (max 1.00% CDSC)	5.42%	50.11%	-10.53%
No Sales Charges
Class S	7.02%	52.05%	-9.59%
Russell 1000 Index+	9.91%	55.32%	-9.80%
Russell 2000 Index++	10.59%	63.95%	-7.11%
Barclays Capital U.S. Aggregate Bond Index+++	3.19%	9.32%	5.97%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2009 are 3.56%, 4.52% and 3.36% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2040 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2040 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2040 Fund

Net Asset Value and Distribution Information
	Class A	Class C	Class S
Net Asset Value: 2/28/10	$ 7.37	$ 7.36	$ 7.38
8/31/09	$ 6.97	$ 6.94	$ 6.99
Distribution Information: Six Months as of 2/28/10: Income Dividends	$ .08	$ .03	$ .10
Lipper Rankings — Mixed-Asset Target 2040 Funds Category as of 2/28/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	127	of	173	73
Class C 1-Year	139	of	173	80
Class S 1-Year	115	of	173	67

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Funds and to help you compare these expenses with the ongoing expenses of investing in mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2009 to February 28, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2010
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/10	$ 1,052.40	$ 1,047.40	$ 1,048.40	$ 1,052.70
Expenses Paid per $1,000*	$ 3.05	$ 6.85	$ 6.81	$ 1.78
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/10	$ 1,021.82	$ 1,018.10	$ 1,018.15	$ 1,023.06
Expenses Paid per $1,000*	$ 3.01	$ 6.76	$ 6.71	$ 1.76

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass Retirement Fund	.60%	1.35%	1.34%	.35%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2015 Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2010
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/10	$ 1,057.40	$ 1,053.50	$ 1,053.50	$ 1,058.80
Expenses Paid per $1,000*	$ 2.86	$ 6.62	$ 6.52	$ 1.58
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/10	$ 1,022.02	$ 1,018.35	$ 1,018.45	$ 1,023.26
Expenses Paid per $1,000*	$ 2.81	$ 6.51	$ 6.41	$ 1.56

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2015 Fund	.56%	1.30%	1.28%	.31%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2020 Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2010
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/10	$ 1,061.90	$ 1,056.90	$ 1,056.90	$ 1,063.60
Expenses Paid per $1,000*	$ 2.91	$ 6.73	$ 6.73	$ 1.64
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/10	$ 1,021.97	$ 1,018.25	$ 1,018.25	$ 1,023.21
Expenses Paid per $1,000*	$ 2.86	$ 6.61	$ 6.61	$ 1.61

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2020 Fund	.57%	1.32%	1.32%	.32%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2030 Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2010
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/10	$ 1,067.20	$ 1,063.20	$ 1,063.30	$ 1,069.90
Expenses Paid per $1,000*	$ 2.67	$ 6.45	$ 6.45	$ 1.39
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/10	$ 1,022.22	$ 1,018.55	$ 1,018.55	$ 1,023.46
Expenses Paid per $1,000*	$ 2.61	$ 6.31	$ 6.31	$ 1.35

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2030 Fund	.52%	1.26%	1.26%	.27%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2040 Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2010
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/10	$ 1,069.10	$ 1,064.20	$ 1,070.20
Expenses Paid per $1,000*	$ 2.67	$ 6.50	$ 1.39
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/10	$ 1,022.22	$ 1,018.50	$ 1,023.46
Expenses Paid per $1,000*	$ 2.61	$ 6.36	$ 1.35

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS LifeCompass 2040 Fund	.52%	1.27%	.27%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

Portfolio Summaries

DWS LifeCompass Retirement Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/10	8/31/09

Fixed Income — Money Market Fund	—	4%
Fixed Income — Bond Funds	61%	60%
Equity — Equity Funds	27%	27%
Equity — Exchange-Traded Funds	12%	9%
	100%	100%
Target Allocation	2/28/10	8/31/09

Fixed Income Funds	65%	65%
Equity Funds	35%	35%

Asset allocation is subject to change.

DWS LifeCompass 2015 Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/10	8/31/09

Fixed Income — Money Market Fund	—	3%
Fixed Income — Bond Funds	38%	36%
Equity — Equity Funds	46%	54%
Equity — Exchange-Traded Funds	16%	7%
	100%	100%
Target Allocation	2/28/10	8/31/09

Fixed Income Funds	40%	40%
Equity Funds	60%	60%

Asset allocation is subject to change.

DWS LifeCompass 2020 Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/10	8/31/09

Fixed Income — Money Market Fund	1%	3%
Fixed Income — Bond Funds	27%	26%
Equity — Equity Funds	57%	64%
Equity — Exchange-Traded Funds	15%	7%
	100%	100%
Target Allocation	2/28/10	8/31/09

Fixed Income Funds	30%	30%
Equity Funds	70%	70%

Asset allocation is subject to change.

DWS LifeCompass 2030 Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/10	8/31/09

Fixed Income — Money Market Fund	2%	2%
Fixed Income — Bond Funds	6%	7%
Equity — Equity Funds	68%	76%
Equity — Exchange-Traded Funds	24%	15%
	100%	100%
Target Allocation	2/28/10	8/31/09

Fixed Income Funds	10%	10%
Equity Funds	90%	90%

Asset allocation is subject to change.

DWS LifeCompass 2040 Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/10	8/31/09

Fixed Income — Money Market Fund	3%	2%
Fixed Income — Bond Funds	2%	4%
Equity — Equity Funds	68%	74%
Equity — Exchange-Traded Funds	27%	20%
	100%	100%
Target Allocation	2/28/10	8/31/09

Fixed Income Funds	5%	5%
Equity Funds	95%	95%

Asset allocation is subject to change.

For more complete details about each Fund's investment portfolio, see pages 25-39. A quarterly Fact Sheet is available upon request. A complete list of each Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of February 28, 2010 (Unaudited)

DWS LifeCompass Retirement Fund

	Shares	Value ($)

Equity — Equity Funds 26.8%
DWS Capital Growth Fund "Institutional"	30,071	1,417,267
DWS Communications Fund "Institutional"	6,271	88,039
DWS Disciplined Market Neutral Fund "Institutional"	31,508	295,861
DWS Diversified International Equity Fund "Institutional"	706,110	4,469,677
DWS Dreman Mid Cap Value Fund "Institutional"	7,291	68,684
DWS Dreman Small Cap Value Fund "Institutional"	25,379	803,246
DWS Emerging Markets Equity Fund "Institutional"	30,197	478,630
DWS Equity 500 Index Portfolio "Institutional"	24,107	3,027,862
DWS Europe Equity Fund "Institutional"	47,699	1,029,828
DWS Global Opportunities Fund "Institutional"	17,481	545,063
DWS Global Thematic Fund "Institutional"	22,797	468,711
DWS Gold & Precious Metals Fund "Institutional"	11,394	210,677
DWS Growth & Income Fund "Institutional"	95,610	1,385,389
DWS Health Care Fund "Institutional"	37,448	891,643
DWS International Fund "Institutional"	28,717	1,214,425
DWS International Value Opportunities Fund "Institutional"	9,093	76,476
DWS Large Cap Value Fund "Institutional"	128,577	2,040,521
DWS Large Company Growth Fund "Institutional"	262	6,590
DWS RREEF Global Real Estate Securities Fund "Institutional"	88,555	575,609
DWS RREEF Real Estate Securities Fund "Institutional"	10,525	146,302
DWS S&P 500 Plus Fund "S"	181,129	1,981,549
DWS Small Cap Core Fund "S"	57,263	802,823
DWS Small Cap Growth Fund "Institutional"	8,196	134,418
DWS Strategic Value Fund "Institutional"	51,766	1,524,510
DWS Technology Fund "Institutional"	185,733	2,106,215
Total Equity — Equity Funds (Cost $25,908,440)		25,790,015

Equity — Exchange-Traded Funds 12.4%
Consumer Discretionary Select Sector SPDR Fund	30,524	932,814
Consumer Staples Select Sector SPDR Fund	43,399	1,173,509
Energy Select Sector SPDR Fund	17,583	987,110
Financial Select Sector SPDR Fund	77,450	1,136,966
Industrial Select Sector SPDR Fund	41,639	1,200,869
iShares MSCI Australia Index Fund	36,862	816,125
iShares MSCI Canada Index Fund	28,076	727,449
iShares MSCI EAFE Small Cap Index Fund	13,692	476,892
iShares MSCI France Index Fund	11,918	281,384
iShares MSCI Germany Index Fund	29,825	597,991
iShares MSCI Japan Index Fund	81,101	806,955
iShares MSCI Switzerland Index Fund	5,985	131,012
iShares MSCI United Kingdom Index Fund	148,288	2,268,806
Utilities Select Sector SPDR Fund	14,236	415,263
Total Equity — Exchange-Traded Funds (Cost $10,848,505)		11,953,145

Fixed Income — Bond Funds 60.8%
DWS Core Fixed Income Fund "Institutional"	2,367,306	21,518,811
DWS Emerging Markets Fixed Income Fund "Institutional"	93,423	971,597
DWS Floating Rate Plus Fund "Institutional"	444,448	4,048,917
DWS Global Bond Fund "S"	2,156	22,253
DWS GNMA Fund "Institutional"	189,703	2,889,177
DWS High Income Fund "Institutional"	627,621	2,874,505
DWS Inflation Protected Plus Fund "Institutional"	290,198	2,855,549
DWS Short Duration Plus Fund "Institutional"	1,182,891	11,272,947
DWS US Bond Index Fund "Institutional"	1,155,012	12,150,725
Total Fixed Income — Bond Funds (Cost $61,288,487)		58,604,481

Fixed Income — Money Market Fund 0.3%
Central Cash Management Fund (Cost $327,028)	327,028	327,028
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $98,372,460)+	100.3	96,674,669
Other Assets and Liabilities, Net	(0.3)	(295,324)
Net Assets	100.0	96,379,345

+ The cost for federal income tax purposes was $100,519,067. At February 28, 2010, net unrealized depreciation for all securities based on tax cost was $3,844,398. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,628,563 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,472,961.

During the six months ended February 28, 2010, purchases and sales of mutual funds (excluding money market funds) aggregated $29,426,496 and $28,008,136, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 25,790,015	$ —	$ —	$ 25,790,015
Exchange-Traded Funds	11,953,145	—	—	11,953,145
Bond Funds	58,604,481	—	—	58,604,481
Money Market Funds	327,028	—	—	327,028
Total	$ 96,674,669	$ —	$ —	$ 96,674,669

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity — Equity Funds 46.4%
DWS Capital Growth Fund "Institutional"	81,348	3,833,946
DWS Commodity Securities Fund "Institutional"	248,306	879,002
DWS Communications Fund "Institutional"	26,514	372,258
DWS Disciplined Market Neutral Fund "Institutional"	28,963	271,962
DWS Diversified International Equity Fund "Institutional"	1,227,058	7,767,276
DWS Dreman Mid Cap Value Fund "Institutional"	61,033	574,927
DWS Dreman Small Cap Value Fund "Institutional"	107,000	3,386,538
DWS Emerging Markets Equity Fund "Institutional"	222,398	3,525,007
DWS Equity 500 Index Portfolio "Institutional"	134,825	16,934,071
DWS Europe Equity Fund "Institutional"	245,979	5,310,696
DWS Global Opportunities Fund "Institutional"	34,086	1,062,797
DWS Global Thematic Fund "Institutional"	67,425	1,386,253
DWS Gold & Precious Metals Fund "Institutional"	24,868	459,813
DWS Growth & Income Fund "Institutional"	300,594	4,355,601
DWS Health Care Fund "Institutional"	127,614	3,038,496
DWS International Fund "Institutional"	91,966	3,889,252
DWS International Value Opportunities Fund "Institutional"	101,985	857,693
DWS Large Cap Value Fund "Institutional"	497,777	7,899,722
DWS Large Company Growth Fund "Institutional"	28,371	713,239
DWS RREEF Global Real Estate Securities Fund "Institutional"	190,164	1,236,066
DWS RREEF Real Estate Securities Fund "Institutional"	20,845	289,750
DWS S&P 500 Plus Fund "S"	351,495	3,845,355
DWS Small Cap Core Fund "S"	232,370	3,257,831
DWS Small Cap Growth Fund "Institutional"	37,955	622,461
DWS Strategic Value Fund "Institutional"	60,600	1,784,668
DWS Technology Fund "Institutional"	435,455	4,938,058
Total Equity — Equity Funds (Cost $90,085,494)		82,492,738

Equity — Exchange-Traded Funds 15.7%
Consumer Discretionary Select Sector SPDR Fund	70,962	2,168,599
Consumer Staples Select Sector SPDR Fund	67,557	1,826,741
Energy Select Sector SPDR Fund	32,764	1,839,371
Financial Select Sector SPDR Fund	159,181	2,336,777
Industrial Select Sector SPDR Fund	67,186	1,937,644
iShares MSCI Australia Index Fund	104,575	2,315,291
iShares MSCI Canada Index Fund	69,570	1,802,559
iShares MSCI EAFE Small Cap Index Fund	51,082	1,779,186
iShares MSCI France Index Fund	7,605	179,554
iShares MSCI Germany Index Fund	76,336	1,530,537
iShares MSCI Japan Index Fund	278,503	2,771,105
iShares MSCI United Kingdom Index Fund	430,425	6,585,502
Utilities Select Sector SPDR Fund	29,525	861,243
Total Equity — Exchange-Traded Funds (Cost $25,499,691)		27,934,109

Fixed Income — Bond Funds 38.2%
DWS Core Fixed Income Fund "Institutional"	2,968,648	26,985,006
DWS Emerging Markets Fixed Income Fund "Institutional"	301,343	3,133,968
DWS Floating Rate Plus Fund "Institutional"	185,744	1,692,130
DWS Global Bond Fund "S"	13,676	141,134
DWS GNMA Fund "Institutional"	185,538	2,825,738
DWS High Income Fund "Institutional"	1,449,624	6,639,280
DWS Inflation Protected Plus Fund "Institutional"	446,844	4,396,944
DWS Short Duration Plus Fund "Institutional"	680,744	6,487,493
DWS US Bond Index Fund "Institutional"	1,474,485	15,511,579
Total Fixed Income — Bond Funds (Cost $71,242,829)		67,813,272

Fixed Income — Money Market Fund 0.4%
Central Cash Management Fund (Cost $721,448)	721,448	721,448
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $187,549,462)+	100.7	178,961,567
Other Assets and Liabilities, Net	(0.7)	(1,228,046)
Net Assets	100.0	177,733,521

+ The cost for federal income tax purposes was $193,404,470. At February 28, 2010, net unrealized depreciation for all securities based on tax cost was $14,442,903. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,105,231 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,548,134.

During the six months ended February 28, 2010, purchases and sales of mutual funds (excluding money market funds) aggregated $51,449,878 and $53,365,000, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 82,492,738	$ —	$ —	$ 82,492,738
Exchange-Traded Funds	27,934,109	—	—	27,934,109
Bond Funds	67,813,272	—	—	67,813,272
Money Market Funds	721,448	—	—	721,448
Total	$ 178,961,567	$ —	$ —	$ 178,961,567

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity — Equity Funds 56.9%
DWS Capital Growth Fund "Institutional"	53,718	2,531,727
DWS Commodity Securities Fund "Institutional"	309,968	1,097,285
DWS Communications Fund "Institutional"	46,492	652,746
DWS Disciplined Market Neutral Fund "Institutional"	23,057	216,501
DWS Diversified International Equity Fund "Institutional"	1,757,036	11,122,039
DWS Dreman Mid Cap Value Fund "Institutional"	96,538	909,384
DWS Dreman Small Cap Value Fund "Institutional"	159,797	5,057,589
DWS Emerging Markets Equity Fund "Institutional"	336,185	5,328,537
DWS Equity 500 Index Portfolio "Institutional"	215,930	27,120,759
DWS Europe Equity Fund "Institutional"	326,192	7,042,475
DWS Global Opportunities Fund "Institutional"	61,138	1,906,293
DWS Global Thematic Fund "Institutional"	143,874	2,958,045
DWS Gold & Precious Metals Fund "Institutional"	34,781	643,100
DWS Growth & Income Fund "Institutional"	439,685	6,371,041
DWS Health Care Fund "Institutional"	187,089	4,454,583
DWS International Fund "Institutional"	137,723	5,824,286
DWS International Value Opportunities Fund "Institutional"	169,828	1,428,254
DWS Large Cap Value Fund "Institutional"	737,080	11,697,452
DWS Large Company Growth Fund "Institutional"	130,475	3,280,145
DWS RREEF Global Real Estate Securities Fund "Institutional"	161,474	1,049,580
DWS RREEF Real Estate Securities Fund "Institutional"	48,439	673,296
DWS S&P 500 Plus Fund "S"	561,304	6,140,668
DWS Small Cap Core Fund "S"	312,510	4,381,389
DWS Small Cap Growth Fund "Institutional"	51,657	847,181
DWS Strategic Value Fund "Institutional"	116,280	3,424,438
DWS Technology Fund "Institutional"	553,803	6,280,127
Total Equity — Equity Funds (Cost $133,501,435)		122,438,920

Equity — Exchange-Traded Funds 15.6%
Consumer Discretionary Select Sector SPDR Fund	70,812	2,164,015
Consumer Staples Select Sector SPDR Fund	71,229	1,926,032
Energy Select Sector SPDR Fund	35,015	1,965,742
Financial Select Sector SPDR Fund	146,537	2,151,163
Industrial Select Sector SPDR Fund	75,827	2,186,851
iShares MSCI Australia Index Fund	121,961	2,700,216
iShares MSCI Canada Index Fund	109,481	2,836,653
iShares MSCI EAFE Small Cap Index Fund	61,937	2,157,266
iShares MSCI France Index Fund	8,667	204,628
iShares MSCI Germany Index Fund	101,727	2,039,626
iShares MSCI Japan Index Fund	429,597	4,274,490
iShares MSCI Netherlands Investable Market Index Fund	2,486	47,408
iShares MSCI United Kingdom Index Fund	534,580	8,179,074
Utilities Select Sector SPDR Fund	22,875	667,263
Total Equity — Exchange-Traded Funds (Cost $31,478,314)		33,500,427

Fixed Income — Bond Funds 27.1%
DWS Core Fixed Income Fund "Institutional"	1,876,063	17,053,413
DWS Emerging Markets Fixed Income Fund "Institutional"	361,926	3,764,027
DWS Floating Rate Plus Fund "Institutional"	152,650	1,390,641
DWS Global Bond Fund "S"	50,603	522,221
DWS GNMA Fund "Institutional"	147,103	2,240,378
DWS High Income Fund "Institutional"	1,742,457	7,980,453
DWS Inflation Protected Plus Fund "Institutional"	322,940	3,177,734
DWS Short Duration Plus Fund "Institutional"	548,888	5,230,905
DWS US Bond Index Fund "Institutional"	1,613,494	16,973,954
Total Fixed Income — Bond Funds (Cost $60,144,064)		58,333,726

Fixed Income — Money Market Fund 0.6%
Central Cash Management Fund (Cost $1,221,247)	1,221,247	1,221,247
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $226,345,060)+	100.2	215,494,320
Other Assets and Liabilities, Net	(0.2)	(497,146)
Net Assets	100.0	214,997,174

+ The cost for federal income tax purposes was $231,360,719. At February 28, 2010, net unrealized depreciation for all securities based on tax cost was $15,866,399. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,758,381 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,624,780.

During the six months ended February 28, 2010, purchases and sales of mutual funds (excluding money market funds) aggregated $65,027,170 and $63,280,000, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 122,438,920	$ —	$ —	$ 122,438,920
Exchange-Traded Funds	33,500,427	—	—	33,500,427
Bond Funds	58,333,726	—	—	58,333,726
Money Market Funds	1,221,247	—	—	1,221,247
Total	$ 215,494,320	$ —	$ —	$ 215,494,320

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2030 Fund

	Shares	Value ($)

Equity — Equity Funds 67.4%
DWS Capital Growth Fund "Institutional"	28,608	1,348,278
DWS Commodity Securities Fund "Institutional"	79,696	282,123
DWS Communications Fund "Institutional"	11,958	167,887
DWS Disciplined Market Neutral Fund "Institutional"	2,181	20,478
DWS Diversified International Equity Fund "Institutional"	683,760	4,328,202
DWS Dreman Mid Cap Value Fund "Institutional"	17,552	165,340
DWS Dreman Small Cap Value Fund "Institutional"	43,241	1,368,589
DWS Emerging Markets Equity Fund "Institutional"	112,965	1,790,495
DWS Equity 500 Index Portfolio "Institutional"	38,149	4,791,455
DWS Europe Equity Fund "Institutional"	75,394	1,627,748
DWS Global Opportunities Fund "Institutional"	18,977	591,695
DWS Global Thematic Fund "Institutional"	31,460	646,823
DWS Gold & Precious Metals Fund "Institutional"	16,018	296,181
DWS Growth & Income Fund "Institutional"	145,846	2,113,307
DWS Health Care Fund "Institutional"	56,988	1,356,892
DWS International Fund "Institutional"	43,401	1,835,423
DWS International Value Opportunities Fund "Institutional"	71,101	597,956
DWS Large Cap Value Fund "Institutional"	191,590	3,040,531
DWS Large Company Growth Fund "Institutional"	23,306	585,919
DWS Mid Cap Growth Fund "Institutional"	4,389	49,814
DWS RREEF Global Real Estate Securities Fund "Institutional"	98,337	639,193
DWS RREEF Real Estate Securities Fund "Institutional"	30,653	426,082
DWS S&P 500 Plus Fund "S"	255,791	2,798,358
DWS Small Cap Core Fund "S"	122,637	1,719,372
DWS Small Cap Growth Fund "Institutional"	17,198	282,047
DWS Strategic Value Fund "Institutional"	78,353	2,307,486
DWS Technology Fund "Institutional"	276,944	3,140,542
Total Equity — Equity Funds (Cost $39,683,284)		38,318,216

Equity — Exchange-Traded Funds 23.8%
Consumer Discretionary Select Sector SPDR Fund	32,339	988,280
Consumer Staples Select Sector SPDR Fund	38,416	1,038,769
Energy Select Sector SPDR Fund	17,860	1,002,660
Financial Select Sector SPDR Fund	80,735	1,185,190
Industrial Select Sector SPDR Fund	39,777	1,147,169
iShares MSCI Australia Index Fund	44,960	995,414
iShares MSCI Canada Index Fund	25,754	667,286
iShares MSCI EAFE Small Cap Index Fund	31,640	1,102,021
iShares MSCI France Index Fund	2,088	49,298
iShares MSCI Germany Index Fund	41,897	840,035
iShares MSCI Japan Index Fund	134,778	1,341,041
iShares MSCI Switzerland Index Fund	1,427	31,237
iShares MSCI United Kingdom Index Fund	182,297	2,789,144
Utilities Select Sector SPDR Fund	12,938	377,401
Total Equity — Exchange-Traded Funds (Cost $12,542,446)		13,554,945

Fixed Income — Bond Funds 6.3%
DWS Core Fixed Income Fund "Institutional"	57,747	524,917
DWS Emerging Markets Fixed Income Fund "Institutional"	80,169	833,756
DWS Floating Rate Plus Fund "Institutional"	6,533	59,511
DWS Global Bond Fund "S"	13,467	138,980
DWS GNMA Fund "Institutional"	5,647	86,009
DWS High Income Fund "Institutional"	179,878	823,841
DWS Inflation Protected Plus Fund "Institutional"	27,916	274,698
DWS Short Duration Plus Fund "Institutional"	19,150	182,498
DWS US Bond Index Fund "Institutional"	63,251	665,404
Total Fixed Income — Bond Funds (Cost $3,526,189)		3,589,614

Fixed Income — Money Market Fund 2.4%
Central Cash Management Fund (Cost $1,352,503)	1,352,503	1,352,503
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $57,104,422)+	99.9	56,815,278
Other Assets and Liabilities, Net	0.1	28,598
Net Assets	100.0	56,843,876

+ The cost for federal income tax purposes was $58,494,745. At February 28, 2010, net unrealized depreciation for all securities based on tax cost was $1,679,467. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,230,552 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,910,019.

During the six months ended February 28, 2010, purchases and sales of mutual funds (excluding money market funds) aggregated $20,317,475 and $12,225,000, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 38,318,216	$ —	$ —	$ 38,318,216
Exchange-Traded Funds	13,554,945	—	—	13,554,945
Bond Funds	3,589,614	—	—	3,589,614
Money Market Funds	1,352,503	—	—	1,352,503
Total	$ 56,815,278	$ —	$ —	$ 56,815,278

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity — Equity Funds 68.3%
DWS Capital Growth Fund "Institutional"	14,454	681,230
DWS Commodity Securities Fund "Institutional"	29,510	104,464
DWS Communications Fund "Institutional"	4,838	67,929
DWS Disciplined Market Neutral Fund "Institutional"	61	569
DWS Diversified International Equity Fund "Institutional"	334,020	2,114,344
DWS Dreman Mid Cap Value Fund "Institutional"	10,005	94,244
DWS Dreman Small Cap Value Fund "Institutional"	13,977	442,372
DWS Emerging Markets Equity Fund "Institutional"	52,426	830,952
DWS Equity 500 Index Portfolio "Institutional"	13,041	1,637,935
DWS Europe Equity Fund "Institutional"	21,125	456,096
DWS Global Opportunities Fund "Institutional"	7,869	245,366
DWS Global Thematic Fund "Institutional"	9,058	186,227
DWS Gold & Precious Metals Fund "Institutional"	4,856	89,793
DWS Growth & Income Fund "Institutional"	51,568	747,223
DWS Health Care Fund "Institutional"	21,174	504,146
DWS International Fund "Institutional"	14,984	633,681
DWS International Value Opportunities Fund "Institutional"	24,689	207,636
DWS Large Cap Value Fund "Institutional"	76,772	1,218,371
DWS Large Company Growth Fund "Institutional"	5,293	133,061
DWS Mid Cap Growth Fund "Institutional"	126	1,425
DWS RREEF Global Real Estate Securities Fund "Institutional"	27,120	176,282
DWS RREEF Real Estate Securities Fund "Institutional"	12,299	170,956
DWS S&P 500 Plus Fund "S"	100,169	1,095,847
DWS Small Cap Core Fund "S"	55,123	772,818
DWS Small Cap Growth Fund "Institutional"	9,806	160,821
DWS Strategic Value Fund "Institutional"	30,612	901,519
DWS Technology Fund "Institutional"	99,893	1,132,791
Total Equity — Equity Funds (Cost $13,417,732)		14,808,098

Equity — Exchange-Traded Funds 26.9%
Consumer Discretionary Select Sector SPDR Fund	15,505	473,833
Consumer Staples Select Sector SPDR Fund	14,060	380,182
Energy Select Sector SPDR Fund	7,432	417,232
Financial Select Sector SPDR Fund	45,923	674,150
Industrial Select Sector SPDR Fund	17,502	504,758
iShares MSCI Australia Index Fund	16,299	360,860
iShares MSCI Canada Index Fund	12,050	312,215
iShares MSCI EAFE Small Cap Index Fund	11,878	413,711
iShares MSCI France Index Fund	1,592	37,587
iShares MSCI Germany Index Fund	13,231	265,282
iShares MSCI Japan Index Fund	52,014	517,539
iShares MSCI Netherlands Investable Market Index Fund	249	4,748
iShares MSCI Switzerland Index Fund	282	6,173
iShares MSCI United Kingdom Index Fund	80,676	1,234,343
Materials Select Sector SPDR Trust	3,562	112,132
Utilities Select Sector SPDR Fund	4,094	119,422
Total Equity — Exchange-Traded Funds (Cost $5,456,529)		5,834,167

Fixed Income — Bond Funds 2.0%
DWS Core Fixed Income Fund "Institutional"	4,524	41,119
DWS Emerging Markets Fixed Income Fund "Institutional"	19,864	206,586
DWS Floating Rate Plus Fund "Institutional"	1,165	10,611
DWS Global Bond Fund "S"	1,060	10,942
DWS GNMA Fund "Institutional"	730	11,111
DWS High Income Fund "Institutional"	22,699	103,961
DWS Short Duration Plus Fund "Institutional"	1,224	11,666
DWS US Bond Index Fund "Institutional"	3,896	40,990
Total Fixed Income — Bond Funds (Cost $428,249)		436,986

Fixed Income — Money Market Fund 2.7%
Central Cash Management Fund (Cost $579,769)	579,769	579,769
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $19,882,279)+	99.9	21,659,020
Other Assets and Liabilities, Net	0.1	27,548
Net Assets	100.0	21,686,568

+ The cost for federal income tax purposes was $20,179,895. At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $1,479,125. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,826,936 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $347,811.

During the six months ended February 28, 2010, purchases and sales of mutual funds (excluding money market funds) aggregated $10,237,938 and $2,929,000, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 14,808,098	$ —	$ —	$ 14,808,098
Exchange-Traded Funds	5,834,167	—	—	5,834,167
Bond Funds	436,986	—	—	436,986
Money Market Funds	579,769	—	—	579,769
Total	$ 21,659,020	$ —	$ —	$ 21,659,020

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of February 28, 2010 (Unaudited)
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in Underlying Affiliated Funds, at value (cost $87,523,955, $162,049,771 and $194,866,746)	$ 84,721,524	$ 151,027,458	$ 181,993,893
Investments in Non-Affiliated Funds, at value (cost $10,848,505, $25,499,691 and $31,478,314)	11,953,145	27,934,109	33,500,427
Total investments, at value (cost $98,372,460, $187,549,462 and $226,345,060)	96,674,669	178,961,567	215,494,320
Receivable for Fund shares sold	27,345	99,196	168,251
Dividends receivable	16,139	23,129	16,550
Interest receivable	52	125	148
Other assets	29,047	32,031	36,052
Total assets	96,747,252	179,116,048	215,715,321
Liabilities
Payable for Fund shares redeemed	222,271	1,123,626	442,419
Other accrued expenses and liabilities	145,636	258,901	275,728
Total liabilities	367,907	1,382,527	718,147
Net assets, at value	$ 96,379,345	$ 177,733,521	$ 214,997,174
Net Assets Consist of
Undistributed net investment income	517,676	1,092,866	1,628,372
Net unrealized appreciation (depreciation) on investments	(1,697,791)	(8,587,895)	(10,850,740)
Accumulated net realized gain (loss)	(19,852,207)	(52,430,106)	(44,410,583)
Paid-in capital	117,411,667	237,658,656	268,630,125
Net assets, at value	$ 96,379,345	$ 177,733,521	$ 214,997,174

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2010 (Unaudited) (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments: Investments in Underlying Affiliated Funds, at value (cost $44,561,976 and $14,425,750)	$ 43,260,333	$ 15,824,853
Investments in Non-Affiliated Funds, at value (cost $12,542,446 and $5,456,529)	13,554,945	5,834,167
Total investments, at value (cost $57,104,422 and $19,882,279)	56,815,278	21,659,020
Receivable for Fund shares sold	87,849	64,845
Dividends receivable	645	53
Interest receivable	158	62
Due from Advisor	20,239	14,073
Other assets	20,468	2,288
Total assets	56,944,637	21,740,341
Liabilities
Payable for Fund shares redeemed	18,476	8,341
Other accrued expenses and liabilities	82,285	45,432
Total liabilities	100,761	53,773
Net assets, at value	$ 56,843,876	$ 21,686,568
Net Assets Consist of
Undistributed net investment income	136,760	1,259
Net unrealized appreciation (depreciation) on investments	(289,144)	1,776,741
Accumulated net realized gain (loss)	(8,592,625)	(686,708)
Paid-in capital	65,588,885	20,595,276
Net assets, at value	$ 56,843,876	$ 21,686,568

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2010 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$ 32,437,630	$ 77,548,469	$ 83,867,202
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,099,297	7,880,251	7,182,110
Net Asset Value and redemption price per share	$ 10.47	$ 9.84	$ 11.68
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 11.11	$ 10.44	$ 12.39
Class B Net assets applicable to shares outstanding	$ 3,090,171	$ 9,122,024	$ 12,930,739
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	295,293	927,736	1,113,547
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.46	$ 9.83	$ 11.61
Class C Net assets applicable to shares outstanding	$ 7,535,877	$ 17,368,415	$ 19,799,480
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	720,464	1,766,683	1,704,741
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.46	$ 9.83	$ 11.61
Class S Net assets applicable to shares outstanding	$ 53,315,667	$ 73,694,613	$ 98,399,753
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	5,095,437	7,498,045	8,420,619
Net Asset Value, offering and redemption price per share	$ 10.46	$ 9.83	$ 11.69

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2010 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$ 40,176,854	$ 15,412,887
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,853,969	2,091,238
Net Asset Value and redemption price per share	$ 8.28	$ 7.37
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 8.79	$ 7.82
Class B Net assets applicable to shares outstanding	$ 2,016,626	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	243,601	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 8.28	—
Class C Net assets applicable to shares outstanding	$ 5,604,988	$ 157,560
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	677,670	21,397
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 8.27	$ 7.36
Class S Net assets applicable to shares outstanding	$ 9,045,408	$ 6,116,121
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,093,024	828,731
Net Asset Value, offering and redemption price per share	$ 8.28	$ 7.38

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2010 (Unaudited)
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from Underlying Affiliated Funds	$ 1,488,182	$ 2,467,379	$ 2,832,682
Dividends	130,297	313,763	360,254
Income distributions — Affiliated cash management vehicles	1,068	2,902	3,327
Total Income	1,619,547	2,784,044	3,196,263
Expenses: Administration fees	48,603	90,481	108,507
Distribution and service fees	89,895	225,406	271,075
Services to shareholders	93,198	197,303	286,577
Custodian fees	5,025	5,071	5,169
Audit and tax fees	21,707	21,124	21,099
Legal fees	4,311	3,152	6,461
Trustees' fees and expenses	2,381	3,352	2,772
Reports to shareholders	12,627	11,248	39,792
Registration fees	19,898	20,526	16,436
Other	1,332	2,008	3,092
Total expenses before expense reductions	298,977	579,671	760,980
Expense reductions	(30,432)	(60,966)	(133,148)
Total expenses after expense reductions	268,545	518,705	627,832
Net investment income	1,351,002	2,265,339	2,568,431
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of Underlying Affiliated Funds	(2,322,631)	(9,323,397)	(11,060,575)
Capital gain distributions from Underlying Affiliated Funds	85,708	92,579	83,686
	(2,236,923)	(9,230,818)	(10,976,889)
Change in net unrealized appreciation (depreciation) on investments	5,853,752	17,190,892	21,319,514
Net gain (loss)	3,616,829	7,960,074	10,342,625
Net increase (decrease) in net assets resulting from operations	$ 4,967,831	$ 10,225,413	$ 12,911,056

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2010 (Unaudited) (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from Underlying Affiliated Funds	$ 544,826	$ 47,339
Dividends	147,926	180,080
Income distributions — Affiliated cash management vehicles	840	355
Total Income	693,592	227,774
Expenses: Administration fees	26,458	9,366
Distribution and service fees	82,037	15,251
Services to shareholders	71,011	23,105
Custodian fees	3,412	3,575
Audit and tax fees	21,071	21,991
Legal fees	4,446	11,851
Trustees' fees and expenses	1,506	1,447
Reports to shareholders	7,591	6,615
Registration fees	18,683	37,373
Other	1,516	2,660
Total expenses before expense reductions	237,731	133,234
Expense reductions	(82,021)	(90,115)
Total expenses after expense reductions	155,710	43,119
Net investment income	537,882	184,655
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	(2,434,898)	146,983
Capital gain distributions from Underlying Affiliated Funds	39,355	14,254
	(2,395,543)	161,237
Change in net unrealized appreciation (depreciation) on investments	5,071,357	752,379
Net gain (loss)	2,675,814	913,616
Net increase (decrease) in net assets resulting from operations	$ 3,213,696	$ 1,098,271

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Operations: Net investment income	$ 1,351,002	$ 3,521,236
Net realized gain (loss)	(2,236,923)	(16,481,368)
Change in net unrealized appreciation (depreciation)	5,853,752	506,156
Net increase (decrease) in net assets resulting from operations	4,967,831	(12,453,976)
Distributions to shareholders from: Net investment income: Class A	(422,240)	(1,149,288)
Class B	(30,432)	(135,853)
Class C	(76,104)	(325,124)
Class S	(774,314)	(2,463,810)
Total distributions	(1,303,090)	(4,074,075)
Fund share transactions: Proceeds from shares sold	7,943,632	20,503,691
Reinvestment of distributions	1,204,740	3,736,641
Cost of shares redeemed	(11,189,735)	(36,462,557)
Net increase (decrease) in net assets from Fund share transactions	(2,041,363)	(12,222,225)
Increase (decrease) in net assets	1,623,378	(28,750,276)
Net assets at beginning of period	94,755,967	123,506,243
Net assets at end of period (including undistributed net investment income of $517,676 and $469,764, respectively)	$ 96,379,345	$ 94,755,967

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Operations: Net investment income	$ 2,265,339	$ 5,163,898
Net realized gain (loss)	(9,230,818)	(33,083,867)
Change in net unrealized appreciation (depreciation)	17,190,892	(6,446,454)
Net increase (decrease) in net assets resulting from operations	10,225,413	(34,366,423)
Distributions to shareholders from: Net investment income: Class A	(727,862)	(2,553,379)
Class B	(52,257)	(316,665)
Class C	(96,558)	(529,104)
Class S	(765,262)	(2,702,785)
Total distributions	(1,641,939)	(6,101,933)
Fund share transactions: Proceeds from shares sold	15,071,702	32,361,282
Reinvestment of distributions	1,582,443	5,835,747
Cost of shares redeemed	(24,056,651)	(63,716,804)
Net increase (decrease) in net assets from Fund share transactions	(7,402,506)	(25,519,775)
Increase (decrease) in net assets	1,180,968	(65,988,131)
Net assets at beginning of period	176,552,553	242,540,684
Net assets at end of period (including undistributed net investment income of $1,092,866 and $469,466, respectively)	$ 177,733,521	$ 176,552,553

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Operations: Net investment income	$ 2,568,431	$ 4,976,607
Net realized gain (loss)	(10,976,889)	(31,719,962)
Change in net unrealized appreciation (depreciation)	21,319,514	(13,302,410)
Net increase (decrease) in net assets resulting from operations	12,911,056	(40,045,765)
Distributions to shareholders from: Net investment income: Class A	(1,627,594)	(2,242,542)
Class B	(155,939)	(429,433)
Class C	(234,266)	(588,485)
Class S	(2,180,817)	(3,561,414)
Net realized gains: Class A	—	(486,268)
Class B	—	(118,124)
Class C	—	(161,320)
Class S	—	(723,692)
Total distributions	(4,198,616)	(8,311,278)
Fund share transactions: Proceeds from shares sold	20,116,154	40,422,167
Reinvestment of distributions	4,078,826	7,976,405
Cost of shares redeemed	(26,019,985)	(56,812,789)
Net increase (decrease) in net assets from Fund share transactions	(1,825,005)	(8,414,217)
Increase (decrease) in net assets	6,887,435	(56,771,260)
Net assets at beginning of period	208,109,739	264,880,999
Net assets at end of period (including undistributed net investment income of $1,628,372 and $3,258,557, respectively)	$ 214,997,174	$ 208,109,739

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Operations: Net investment income	$ 537,882	$ 540,592
Net realized gain (loss)	(2,395,543)	(5,997,566)
Change in net unrealized appreciation (depreciation)	5,071,357	214,123
Net increase (decrease) in net assets resulting from operations	3,213,696	(5,242,851)
Distributions to shareholders from: Net investment income: Class A	(558,830)	(252,084)
Class B	(14,046)	(15,008)
Class C	(39,083)	(40,019)
Class S	(147,512)	(88,332)
Net realized gains: Class A	—	(1,062,809)
Class B	—	(121,711)
Class C	—	(328,534)
Class S	—	(318,801)
Total distributions	(759,471)	(2,227,298)
Fund share transactions: Proceeds from shares sold	13,854,848	21,608,678
Reinvestment of distributions	753,339	2,152,590
Cost of shares redeemed	(5,637,424)	(10,482,792)
Net increase (decrease) in net assets from Fund share transactions	8,970,763	13,278,476
Increase (decrease) in net assets	11,424,988	5,808,327
Net assets at beginning of period	45,418,888	39,610,561
Net assets at end of period (including undistributed net investment income of $136,760 and $358,349, respectively)	$ 56,843,876	$ 45,418,888

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Operations: Net investment income	$ 184,655	$ 81,913
Net realized gain (loss)	161,237	(825,505)
Change in net unrealized appreciation (depreciation)	752,379	1,319,064
Net increase (decrease) in net assets resulting from operations	1,098,271	575,472
Distributions to shareholders from: Net investment income: Class A	(163,816)	(18,238)
Class C	(611)	(244)
Class S	(77,597)	(22,032)
Net realized gains: Class A	—	(30,115)
Class C	—	(2,162)
Class S	—	(28,578)
Total distributions	(242,024)	(101,369)
Fund share transactions: Proceeds from shares sold	9,781,491	10,525,505
Reinvestment of distributions	241,976	101,354
Cost of shares redeemed	(2,287,419)	(2,205,483)
Net increase (decrease) in net assets from Fund share transactions	7,736,048	8,421,376
Increase (decrease) in net assets	8,592,295	8,895,479
Net assets at beginning of period	13,094,273	4,198,794
Net assets at end of period (undistributed net investment income of $1,259 and $58,628, respectively)	$ 21,686,568	$ 13,094,273

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS LifeCompass Retirement Fund — Class A
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.08	$ 11.49	$ 12.51	$ 12.16	$ 11.83	$ 11.17
Income (loss) from investment operations: Net investment income[b]	.14	.36	.40	.38	.33	.28
Net realized and unrealized gain (loss)	.39	(1.36)	(.98)	.57	.33	.72
Total from investment operations	.53	(1.00)	(.58)	.95	.66	1.00
Less distributions from: Net investment income	(.14)	(.41)	(.44)	(.60)	(.33)	(.34)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.47	$ 10.08	$ 11.49	$ 12.51	$ 12.16	$ 11.83
Total Return (%)[c,d,e]	5.24**	(8.29)	(4.76)	7.90	5.66	9.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	31	34	47	41	36
Ratio of expenses before expense reductions (%)[f]	.69*	.77	.69	.63	.88	.77
Ratio of expenses after expense reductions (%)[f]	.60*	.52	.56	.62	.61	.55
Ratio of net investment income (%)	2.80*	3.84	3.24	3.04	2.74	2.42
Portfolio turnover rate (%)	29**	41	48	21	69	55

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class B
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.08	$ 11.49	$ 12.52	$ 12.16	$ 11.83	$ 11.17
Income (loss) from investment operations: Net investment income[b]	.10	.29	.30	.29	.24	.20
Net realized and unrealized gain (loss)	.38	(1.36)	(.97)	.57	.33	.71
Total from investment operations	.48	(1.07)	(.67)	.86	.57	.91
Less distributions from: Net investment income	(.10)	(.34)	(.36)	(.50)	(.24)	(.25)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.46	$ 10.08	$ 11.49	$ 12.52	$ 12.16	$ 11.83
Total Return (%)[c,d,e]	4.74**	(8.99)	(5.46)	7.16	4.87	8.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	6	8	8	8
Ratio of expenses before expense reductions (%)[f]	1.40*	1.56	1.42	1.34	1.65	1.60
Ratio of expenses after expense reductions (%)[f]	1.35*	1.27	1.31	1.34	1.36	1.30
Ratio of net investment income (%)	2.06*	3.09	2.49	2.32	1.99	1.67
Portfolio turnover rate (%)	29**	41	48	21	69	55

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class C
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.07	$ 11.49	$ 12.52	$ 12.16	$ 11.82	$ 11.16
Income (loss) from investment operations: Net investment income[b]	.10	.29	.31	.30	.24	.19
Net realized and unrealized gain (loss)	.39	(1.37)	(.98)	.56	.34	.72
Total from investment operations	.49	(1.08)	(.67)	.86	.58	.91
Less distributions from: Net investment income	(.10)	(.34)	(.36)	(.50)	(.24)	(.25)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.46	$ 10.07	$ 11.49	$ 12.52	$ 12.16	$ 11.82
Total Return (%)[c,d,e]	4.84**	(9.06)	(5.43)	7.26	4.87	8.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	13	14	12	9
Ratio of expenses before expense reductions (%)[f]	1.37*	1.45	1.38	1.34	1.45	1.39
Ratio of expenses after expense reductions (%)[f]	1.34*	1.27	1.29	1.29	1.36	1.30
Ratio of net investment income (%)	2.07*	3.09	2.51	2.37	1.99	1.67
Portfolio turnover rate (%)	29**	41	48	21	69	55

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class S
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.08	$ 11.49	$ 12.51	$ 12.16	$ 11.83	$ 11.17
Income (loss) from investment operations: Net investment income[b]	.15	.38	.43	.41	.36	.32
Net realized and unrealized gain (loss)	.38	(1.35)	(.98)	.57	.33	.71
Total from investment operations	.53	(.97)	(.55)	.98	.69	1.03
Less distributions from: Net investment income	(.15)	(.44)	(.47)	(.63)	(.36)	(.37)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.46	$ 10.08	$ 11.49	$ 12.51	$ 12.16	$ 11.83
Total Return (%)[c,d]	5.27**	(8.04)	(4.52)	8.18	5.93	9.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	53	71	81	80	36
Ratio of expenses before expense reductions (%)[e]	.40*	.50	.44	.48	.65	.57
Ratio of expenses after expense reductions (%)[e]	.35*	.27	.30	.37	.35	.30
Ratio of net investment income (%)	3.05*	4.09	3.50	3.29	3.00	2.67
Portfolio turnover rate (%)	29**	41	48	21	69	55

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class A
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.39	$ 11.12	$ 12.47	$ 11.98	$ 11.55	$ 10.63
Income (loss) from investment operations: Net investment income[b]	.12	.26	.29	.29	.25	.21
Net realized and unrealized gain (loss)	.42	(1.68)	(1.20)	.86	.50	.95
Total from investment operations	.54	(1.42)	(.91)	1.15	.75	1.16
Less distributions from: Net investment income	(.09)	(.31)	(.44)	(.66)	(.32)	(.24)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.84	$ 9.39	$ 11.12	$ 12.47	$ 11.98	$ 11.55
Total Return (%)[c,d,e]	5.74**	(12.46)	(7.39)	9.78	6.59	10.95
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	78	77	97	131	104	113
Ratio of expenses before expense reductions (%)[f]	.62*	.69	.64	.61	.80	.77
Ratio of expenses after expense reductions (%)[f]	.56*	.48	.51	.57	.61	.55
Ratio of net investment income (%)	2.54*	3.05	2.37	2.28	2.14	1.84
Portfolio turnover rate (%)	29**	32	29	21	52	35

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class B
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.38	$ 11.11	$ 12.47	$ 11.98	$ 11.54	$ 10.63
Income (loss) from investment operations: Net investment income[b]	.09	.20	.19	.19	.16	.12
Net realized and unrealized gain (loss)	.41	(1.69)	(1.19)	.86	.51	.95
Total from investment operations	.50	(1.49)	(1.00)	1.05	.67	1.07
Less distributions from: Net investment income	(.05)	(.24)	(.36)	(.56)	(.23)	(.16)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.83	$ 9.38	$ 11.11	$ 12.47	$ 11.98	$ 11.54
Total Return (%)[c,d,e]	5.35**	(13.14)	(8.06)	8.94	5.78	10.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	10	17	24	24	23
Ratio of expenses before expense reductions (%)[f]	1.35*	1.48	1.39	1.37	1.42	1.35
Ratio of expenses after expense reductions (%)[f]	1.30*	1.23	1.26	1.34	1.37	1.30
Ratio of net investment income (%)	1.81*	2.30	1.62	1.51	1.38	1.09
Portfolio turnover rate (%)	29**	32	29	21	52	35

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class C
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.38	$ 11.10	$ 12.47	$ 11.97	$ 11.54	$ 10.62
Income (loss) from investment operations: Net investment income[b]	.09	.20	.20	.20	.16	.13
Net realized and unrealized gain (loss)	.41	(1.68)	(1.20)	.86	.50	.95
Total from investment operations	.50	(1.48)	(1.00)	1.06	.66	1.08
Less distributions from: Net investment income	(.05)	(.24)	(.37)	(.56)	(.23)	(.16)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.83	$ 9.38	$ 11.10	$ 12.47	$ 11.97	$ 11.54
Total Return (%)[c,e]	5.35d**	(13.05)[d]	(8.12)[d]	8.96[d]	5.82[d]	10.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	18	28	37	34	27
Ratio of expenses before expense reductions (%)[f]	1.31*	1.41	1.33	1.31	1.35	1.26
Ratio of expenses after expense reductions (%)[f]	1.28*	1.23	1.25	1.30	1.34	1.26
Ratio of net investment income (%)	1.83*	2.30	1.63	1.55	1.41	1.13
Portfolio turnover rate (%)	29**	32	29	21	52	35

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class S
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.38	$ 11.11	$ 12.45	$ 11.96	$ 11.54	$ 10.62
Income (loss) from investment operations: Net investment income[b]	.13	.28	.32	.32	.28	.24
Net realized and unrealized gain (loss)	.42	(1.68)	(1.19)	.86	.49	.95
Total from investment operations	.55	(1.40)	(.87)	1.18	.77	1.19
Less distributions from: Net investment income	(.10)	(.33)	(.47)	(.69)	(.35)	(.27)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.83	$ 9.38	$ 11.11	$ 12.45	$ 11.96	$ 11.54
Total Return (%)[c,d]	5.88**	(12.25)	(7.10)	9.97	6.78	11.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	74	71	100	135	142	126
Ratio of expenses before expense reductions (%)[e]	.40*	.46	.41	.40	.54	.36
Ratio of expenses after expense reductions (%)[e]	.31*	.23	.26	.35	.36	.30
Ratio of net investment income (%)	2.79*	3.30	2.62	2.50	2.39	2.09
Portfolio turnover rate (%)	29**	32	29	21	52	35

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class A
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.21	$ 13.66	$ 15.47	$ 14.29	$ 13.49	$ 12.14
Income (loss) from investment operations: Net investment income[b]	.14	.27	.29	.26	.23	.19
Net realized and unrealized gain (loss)	.56	(2.27)	(1.55)	1.35	.84	1.35
Total from investment operations	.70	(2.00)	(1.26)	1.61	1.07	1.54
Less distributions from: Net investment income	(.23)	(.37)	(.55)	(.43)	(.27)	(.19)
Net realized gains	—	(.08)	—	—	—	—
Total distributions	(.23)	(.45)	(.55)	(.43)	(.27)	(.19)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.68	$ 11.21	$13.66	$ 15.47	$ 14.29	$ 13.49
Total Return (%)[c,d,e]	6.19**	(14.08)	(8.48)	11.33	8.06	12.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84	77	85	100	86	74
Ratio of expenses before expense reductions (%)[f]	.69*	.71	.66	.67	.76	.74
Ratio of expenses after expense reductions (%)[f]	.57*	.49	.52	.62	.61	.55
Ratio of net investment income (%)	2.39*	2.63	1.96	1.70	1.59	1.46
Portfolio turnover rate (%)	30**	32	31	22	59	31

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class B
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 13.53	$ 15.32	$ 14.15	$ 13.35	$ 12.02
Income (loss) from investment operations: Net investment income[b]	.10	.19	.18	.15	.12	.09
Net realized and unrealized gain (loss)	.54	(2.24)	(1.54)	1.33	.85	1.33
Total from investment operations	.64	(2.05)	(1.36)	1.48	.97	1.42
Less distributions from: Net investment income	(.14)	(.29)	(.43)	(.31)	(.17)	(.09)
Net realized gains	—	(.08)	—	—	—	—
Total distributions	(.14)	(.37)	(.43)	(.31)	(.17)	(.09)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.61	$ 11.11	$ 13.53	$ 15.32	$ 14.15	$ 13.35
Total Return (%)[c,d,e]	5.69**	(14.69)	(9.15)	10.49	7.31	11.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	14	22	28	29	26
Ratio of expenses before expense reductions (%)[f]	1.42*	1.47	1.42	1.40	1.46	1.46
Ratio of expenses after expense reductions (%)[f]	1.32*	1.24	1.28	1.35	1.36	1.30
Ratio of net investment income (%)	1.65*	1.88	1.20	.97	.84	.71
Portfolio turnover rate (%)	30**	32	31	22	59	31

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class C
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 13.54	$ 15.32	$ 14.15	$ 13.35	$ 12.02
Income (loss) from investment operations: Net investment income[b]	.10	.19	.18	.15	.12	.09
Net realized and unrealized gain (loss)	.54	(2.25)	(1.52)	1.33	.85	1.33
Total from investment operations	.64	(2.06)	(1.34)	1.48	.97	1.42
Less distributions from: Net investment income	(.14)	(.29)	(.44)	(.31)	(.17)	(.09)
Net realized gains	—	(.08)	—	—	—	—
Total distributions	(.14)	(.37)	(.44)	(.31)	(.17)	(.09)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.61	$ 11.11	$ 13.54	$ 15.32	$ 14.15	$ 13.35
Total Return (%)[c,d,e]	5.69**	(14.74)	(9.05)	10.49	7.30	11.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	21	30	40	36	28
Ratio of expenses before expense reductions (%)[f]	1.40*	1.44	1.38	1.37	1.41	1.39
Ratio of expenses after expense reductions (%)[f]	1.32*	1.24	1.27	1.32	1.36	1.30
Ratio of net investment income (%)	1.65*	1.88	1.21	1.00	.84	.71
Portfolio turnover rate (%)	30**	32	31	22	59	31

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class S
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.23	$ 13.69	$ 15.50	$ 14.32	$ 13.52	$ 12.17
Income (loss) from investment operations: Net investment income[b]	.15	.29	.32	.29	.26	.22
Net realized and unrealized gain (loss)	.57	(2.28)	(1.54)	1.36	.85	1.36
Total from investment operations	.72	(1.99)	(1.22)	1.65	1.11	1.58
Less distributions from: Net investment income	(.26)	(.39)	(.59)	(.47)	(.31)	(.23)
Net realized gains	—	(.08)	—	—	—	—
Total distributions	(.26)	(.47)	(.59)	(.47)	(.31)	(.23)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.69	$ 11.23	$ 13.69	$ 15.50	$ 14.32	$ 13.52
Total Return (%)[c,d]	6.36**	(13.90)	(8.22)	11.60	8.33	13.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	98	96	129	153	154	92
Ratio of expenses before expense reductions (%)[e]	.46*	.51	.45	.48	.53	.48
Ratio of expenses after expense reductions (%)[e]	.32*	.24	.28	.37	.36	.30
Ratio of net investment income (%)	2.64*	2.88	2.20	1.95	1.84	1.71
Portfolio turnover rate (%)	30**	32	31	22	59	31

[a] For the six months ended February 28, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class A
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.87	$ 10.26	$ 12.27	$ 11.50	$ 10.82	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.09	.13	.14	.10	.08	.04
Net realized and unrealized gain (loss)	.44	(1.94)	(1.32)	1.39	.93	.88
Total from investment operations	.53	(1.81)	(1.18)	1.49	1.01	.92
Less distributions from: Net investment income	(.12)	(.11)	(.38)	(.29)	(.23)	(.10)
Net realized gains	—	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.12)	(.58)	(.83)	(.72)	(.33)	(.10)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.28	$ 7.87	$ 10.26	$ 12.27	$ 11.50	$ 10.82
Total Return (%)[d,e,f]	6.72**	(16.57)	(10.40)	13.17	9.52	9.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	31	23	21	14	7
Ratio of expenses before expense reductions (%)[g]	.83*	1.17	.99	1.00	1.60	3.41*
Ratio of expenses after expense reductions (%)[g]	.52*	.45	.47	.55	.58	.55*
Ratio of net investment income (%)	2.10*	1.83	1.27	.88	.77	.46*
Portfolio turnover rate (%)	24**	40	30	20	63	28*

[a] For the six months ended February 28, 2010 (Unaudited).

[b] For the period from November 1, 2004 (commencement of sales of Class A shares) to August 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class B
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.84	$ 10.21	$ 12.21	$ 11.45	$ 10.78	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.06	.08	.06	.01	.00***	(.02)
Net realized and unrealized gain (loss)	.44	(1.92)	(1.33)	1.37	.92	.89
Total from investment operations	.50	(1.84)	(1.27)	1.38	.92	.87
Less distributions from: Net investment income	(.06)	(.06)	(.28)	(.19)	(.15)	(.09)
Net realized gains	—	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.06)	(.53)	(.73)	(.62)	(.25)	(.09)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.28	$ 7.84	$ 10.21	$ 12.21	$ 11.45	$ 10.78
Total Return (%)[d,e,f]	6.32**	(17.11)	(11.09)	12.26	8.61	8.70**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	4	3	2
Ratio of expenses before expense reductions (%)[g]	1.63*	2.07	1.80	1.81	2.38	4.22*
Ratio of expenses after expense reductions (%)[g]	1.26*	1.20	1.22	1.30	1.33	1.30*
Ratio of net investment income (%)	1.36*	1.08	.51	.13	.02	(.29)*
Portfolio turnover rate (%)	24**	40	30	20	63	28*

[a] For the six months ended February 28, 2010 (Unaudited).

[b] For the period from November 1, 2004 (commencement of sales of Class B shares) to August 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class C
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.83	$ 10.21	$ 12.21	$ 11.44	$ 10.77	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.06	.08	.06	.01	.00***	(.02)
Net realized and unrealized gain (loss)	.44	(1.93)	(1.33)	1.38	.92	.88
Total from investment operations	.50	(1.85)	(1.27)	1.39	.92	.86
Less distributions from: Net investment income	(.06)	(.06)	(.28)	(.19)	(.15)	(.09)
Net realized gains	—	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.06)	(.53)	(.73)	(.62)	(.25)	(.09)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.27	$ 7.83	$ 10.21	$ 12.21	$ 11.44	$ 10.77
Total Return (%)[d,e,f]	6.33**	(17.22)	(11.09)	12.35	8.62	8.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	8	11	7	4
Ratio of expenses before expense reductions (%)[g]	1.55*	1.96	1.74	1.74	2.33	4.12*
Ratio of expenses after expense reductions (%)[g]	1.26*	1.20	1.23	1.30	1.33	1.30*
Ratio of net investment income (%)	1.36*	1.08	.51	.13	.02	(.29)*
Portfolio turnover rate (%)	24**	40	30	20	63	28*

[a] For the six months ended February 28, 2010 (Unaudited).

[b] For the period from November 1, 2004 (commencement of sales of Class C shares) to August 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class S
Years Ended August 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.87	$ 10.27	$ 12.29	$ 11.51	$ 10.84	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.10	.15	.17	.13	.11	.06
Net realized and unrealized gain (loss)	.45	(1.95)	(1.33)	1.40	.92	.89
Total from investment operations	.55	(1.80)	(1.16)	1.53	1.03	.95
Less distributions from: Net investment income	(.14)	(.13)	(.41)	(.32)	(.26)	(.11)
Net realized gains	—	(.47)	(.45)	(.43)	(.10)	—
Total distributions	(.14)	(.60)	(.86)	(.75)	(.36)	(.11)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.28	$ 7.87	$ 10.27	$ 12.29	$ 11.51	$ 10.84
Total Return (%)[d,e]	6.99**	(16.43)	(10.23)	13.54	9.69	9.49**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	7	6	4	3	2
Ratio of expenses before expense reductions (%)[f]	.58*	.97	.77	.78	1.37	3.22*
Ratio of expenses after expense reductions (%)[f]	.27*	.20	.21	.30	.33	.30*
Ratio of net investment income (%)	2.35*	2.08	1.52	1.13	1.02	.71*
Portfolio turnover rate (%)	24**	40	30	20	63	28*

[a] For the six months ended February 28, 2010 (Unaudited).

[b] For the period from November 1, 2004 (commencement of sales of Class S shares) to August 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS LifeCompass 2040 Fund — Class A
Years Ended August 31,	2010[a]	2009	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.97	$ 8.77	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.07	.08	.06
Net realized and unrealized gain (loss)	.41	(1.74)	(.96)
Total from investment operations	.48	(1.66)	(.90)
Less distributions from: Net investment income	(.08)	(.05)	(.33)
Net realized gains	—	(.09)	—
Total distributions	(.08)	(.14)	(.33)
Net asset value, end of period	$ 7.37	$ 6.97	$ 8.77
Total Return (%)[d,e,f]	6.91**	(18.67)	(9.24)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	9	2
Ratio of expenses before expense reductions (%)[g]	1.47*	2.90	7.14*
Ratio of expenses after expense reductions (%)[g]	.52*	.49	.49*
Ratio of net investment income (%)	1.91*	1.32	.86*
Portfolio turnover rate (%)	16**	30	17**

[a] For the six months ended February 28, 2010 (Unaudited).

[b] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

DWS LifeCompass 2040 Fund — Class C
Years Ended August 31,	2010[a]	2009	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.94	$ 8.73	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.04	.04	.01
Net realized and unrealized gain (loss)	.41	(1.73)	(.96)
Total from investment operations	.45	(1.69)	(.95)
Less distributions from: Net investment income	(.03)	(.01)	(.32)
Net realized gains	—	(.09)	—
Total distributions	(.03)	(.10)	(.32)
Net asset value, end of period	$ 7.36	$ 6.94	$ 8.73
Total Return (%)[d,e,f]	6.42**	(19.43)	(9.54)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	.2	.3
Ratio of expenses before expense reductions (%)[g]	2.51*	3.86	7.87*
Ratio of expenses after expense reductions (%)[g]	1.27*	1.24	1.24*
Ratio of net investment income (%)	1.17*	.57	.11*
Portfolio turnover rate (%)	16**	30	17**

[a] For the six months ended February 28, 2010 (Unaudited).

[b] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

DWS LifeCompass 2040 Fund — Class S
Years Ended August 31,	2010[a]	2009	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.99	$ 8.79	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.08	.10	.08
Net realized and unrealized gain (loss)	.41	(1.74)	(.96)
Total from investment operations	.49	(1.64)	(.88)
Less distributions from: Net investment income	(.10)	(.07)	(.33)
Net realized gains	—	(.09)	—
Total distributions	(.10)	(.16)	(.33)
Net asset value, end of period	$ 7.38	$ 6.99	$ 8.79
Total Return (%)[d,e]	7.02**	(18.32)	(9.11)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4	2
Ratio of expenses before expense reductions (%)[f]	1.28*	2.70	6.98*
Ratio of expenses after expense reductions (%)[f]	.27*	.24	.24*
Ratio of net investment income (%)	2.16*	1.57	1.11*
Portfolio turnover rate (%)	16**	30	17**

[a] For the six months ended February 28, 2010 (Unaudited).

[b] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.

[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest mainly in other affiliated DWS funds (the "Underlying DWS Funds") and exchange-traded funds ("ETFs"). ETFs and Underlying DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Effective March 1, 2010, Class B shares of each Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

At August 31, 2009, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $1,818,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($38,000) and August 31, 2017 ($1,780,000), the respective expiration dates, whichever occurs first.

At August 31, 2009, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $9,558,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($7,136,000) and August 31, 2017 ($2,422,000), the respective expiration dates, whichever occurs first.

At August 31, 2009, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $1,856,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017, the expiration date, whichever occurs first.

At August 31, 2009, DWS LifeCompass 2030 Fund had a net tax basis capital loss carryforward of approximately $ 209,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017, the expiration date, whichever occurs first.

At August 31, 2009, DWS LifeCompass 2040 Fund had a net tax basis capital loss carryforward of approximately $33,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017, the expiration date, whichever occurs first.

In addition, from November 1, 2008 through August 31, 2009, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund incurred approximately $13,651,000, $27,787,000, $26,562,000, $4,598,000 and $518,000, respectively, of net realized capital losses. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ending August 31, 2010.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2009 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

On January 26, 2010, the Advisor announced its intention to transition members of the Funds' portfolio management team who are part of its Quantitative Strategies Group, out of DIMA into a separate independent investment advisory firm that is not affiliated with DIMA. In order for the Funds to continue to benefit from the investment expertise offered by the affected portfolio managers, DIMA has recommended to the Funds' Board of Trustees the approval of a sub-advisory agreement between DIMA and the newly created investment advisory firm (the "Sub-Advisory Agreement"). The Sub-Advisory Agreement is subject to Board approval. If approved, the transition is expected to be completed on or about July 1, 2010.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's outstanding shares. At February 28, 2010, DWS LifeCompass 2015 Fund held the following Underlying DWS Fund's outstanding shares: approximately 6% of DWS Diversified International Equity Fund, 5% of DWS Core Fixed Income Fund and 5% of DWS Small Cap Core Fund. At February 28, 2010, DWS LifeCompass 2020 Fund held the following Underlying DWS Fund's outstanding shares: approximately 8% of DWS Diversified International Equity Fund, 7% of DWS Small Cap Core Fund and 5% of DWS S&P 500 Plus Fund. At February 28, 2010, DWS LifeCompass Retirement Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2009 through September 30, 2009, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass Retirement Fund's, DWS LifeCompass 2015 Fund's and DWS LifeCompass 2020 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund
Class A	.52%	.48%	.49%
Class B	1.27%	1.23%	1.24%
Class C	1.27%	1.23%	1.24%
Class S	.27%	.23%	.24%

For the period from September 1, 2009 through November 30, 2009, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass 2030 Fund's and DWS LifeCompass 2040 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.45%	.49%
Class B	1.20%	—
Class C	1.20%	1.24%
Class S	.20%	.24%

For the period from October 1, 2009 through September 30, 2010, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass Retirement Fund's, DWS LifeCompass 2015 Fund's and DWS LifeCompass 2020 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund
Class A	.62%	.58%	.59%
Class B	1.37%	1.33%	1.34%
Class C	1.37%	1.33%	1.34%
Class S	.37%	.33%	.34%

For the period from December 1, 2009 through September 30, 2010, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass 2030 Fund's and DWS LifeCompass 2040 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.58%	.55%
Class B	1.33%	—
Class C	1.33%	1.30%
Class S	.33%	.30%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and ETFs in which it is invested.

For the six months ended February 28, 2010, the Advisor reimbursed DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund $43 and $45, respectively, of sub-recordkeeping expenses for Class S shares.

In addition, for the six months ended February 28, 2010, the Advisor reimbursed DWS LifeCompass 2040 Fund $61,113 of other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets computed and accrued daily and payable monthly. For the six months ended February 28, 2010, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Waived	Unpaid at February 28, 2010
DWS LifeCompass Retirement Fund	$ 48,603	$ —	$ 7,376
DWS LifeCompass 2015 Fund	$ 90,481	$ —	$ 13,638
DWS LifeCompass 2020 Fund	$ 108,507	$ —	$ 16,346
DWS LifeCompass 2030 Fund	$ 26,458	$ 17,566	$ 2,683
DWS LifeCompass 2040 Fund	$ 9,366	$ 9,366	$ —

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2010, the amounts charged to the Funds by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at February 28, 2010
DWS LifeCompass Retirement Fund
Class A	$ 36,450	$ 14,660	$ 14,574
Class B	2,096	837	1,259
Class C	4,370	1,361	3,009
Class S	39,226	13,574	25,652
	$ 82,142	$ 30,432	$ 44,494
DWS LifeCompass 2015 Fund
Class A	$ 83,773	$ 24,119	$ 43,456
Class B	6,720	2,337	4,383
Class C	11,737	2,746	8,569
Class S	77,635	31,764	38,218
	$ 179,865	$ 60,966	$ 94,626
DWS LifeCompass 2020 Fund
Class A	$ 101,024	$ 48,877	$ 17,174
Class B	11,760	6,795	4,708
Class C	17,447	7,856	6,732
Class S	128,233	69,620	34,575
	$ 258,464	$ 133,148	$ 63,189
DWS LifeCompass 2030 Fund
Class A	$ 45,869	$ 45,027	$ —
Class B	2,869	2,869	—
Class C	5,507	5,507	—
Class S	10,048	10,048	—
	$ 64,293	$ 63,451	$ —
DWS LifeCompass 2040 Fund
Class A	$ 14,469	$ 12,586	$ —
Class C	452	452	—
Class S	6,547	6,547	—
	$ 21,468	$ 19,585	$ —

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2010, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 28, 2010
DWS LifeCompass Retirement Fund
Class B	$ 12,205	$ 1,802
Class C	30,451	4,308
	$ 42,656	$ 6,110
DWS LifeCompass 2015 Fund
Class B	$ 36,590	$ 5,248
Class C	68,162	10,156
	$ 104,752	$ 15,404
DWS LifeCompass 2020 Fund
Class B	$ 51,644	$ 7,359
Class C	77,220	10,658
	$ 128,864	$ 18,017
DWS LifeCompass 2030 Fund
Class B	$ 7,751	$ 1,105
Class C	21,314	3,007
	$ 29,065	$ 4,112
DWS LifeCompass 2040 Fund
Class C	$ 696	$ 88

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2010, the Service Fees were as follows:

Service Fees	Total Aggregated	Waived	Unpaid at February 28, 2010	Annualized Effective Rate
DWS LifeCompass Retirement Fund
Class A	$ 33,984	$ —	$ 21,575.21%
Class B	3,664	—	2,617.23%
Class C	9,591	—	4,916.24%
	$ 47,239	$ —	$ 29,108
DWS LifeCompass 2015 Fund
Class A	$ 88,802	$ —	$ 54,393.22%
Class B	11,126	—	6,441.23%
Class C	20,726	—	12,616.23%
	$ 120,654	$ —	$ 73,450
DWS LifeCompass 2020 Fund
Class A	$ 99,487	$ —	$ 67,218.24%
Class B	17,114	—	11,298.25%
Class C	25,610	—	15,596.25%
	$ 142,211	$ —	$ 94,112
DWS LifeCompass 2030 Fund
Class A	$ 43,330	$ —	$ 30,883.24%
Class B	2,566	234	1,405.23%
Class C	7,076	727	4,005.22%
	$ 52,972	$ 961	$ 36,293
DWS LifeCompass 2040 Fund
Class A	$ 14,324	$ —	$ 10,966.22%
Class C	231	6	107.24%
	$ 14,555	$ 6	$ 11,073

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2010 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, DWS LifeCompass 2040 Fund aggregated $43, $271, $468, $339 and $84, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2010, the CDSC for Class B and Class C shares aggregated $2,680, $12,882, $18,971, $2,692 and $38, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2010, DIDI received $10 for Class A shares of DWS LifeCompass 2030 Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 28, 2010, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 28, 2010
DWS LifeCompass Retirement Fund	$ 6,994	$ 3,510
DWS LifeCompass 2015 Fund	$ 4,435	$ 1,309
DWS LifeCompass 2020 Fund	$ 5,095	$ 3,486
DWS LifeCompass 2030 Fund	$ 6,329	$ 4,842
DWS LifeCompass 2040 Fund	$ 6,557	$ 3,241

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in affiliated funds managed by the Advisor. Affiliated cash management vehicles do not pay the Advisor a management fee. Each Fund currently invests in Central Cash Management Fund. Prior to October 2, 2009, each Fund invested in Cash Management QP Trust ("QP Trust"). Effective October 2, 2009, QP Trust merged into Central Cash Management Fund. Central Cash Management Fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Funds may borrow up to a maximum of 20 percent of their net assets under the agreement.

Effective April 1, 2010, the Funds are no longer participants in the revolving credit facility.

D. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	548,555	$ 5,672,911	1,301,577	$ 12,165,210
Class B	12,130	126,637	33,345	308,898
Class C	40,596	417,963	105,910	1,080,300
Class S	165,612	1,726,121	749,332	6,949,283
		$ 7,943,632		$ 20,503,691
Shares issued to shareholders in reinvestment of distributions
Class A	39,764	$ 413,265	119,105	$ 1,108,298
Class B	2,620	27,259	12,754	119,002
Class C	6,126	63,698	28,934	269,072
Class S	67,484	700,518	240,310	2,240,269
		$ 1,204,740		$ 3,736,641
Shares redeemed
Class A	(527,608)	$ (5,501,086)	(1,363,176)	$ (12,690,311)
Class B	(51,917)	(541,503)	(198,967)	(1,829,661)
Class C	(145,341)	(1,514,348)	(426,183)	(3,984,664)
Class S	(347,660)	(3,632,798)	(1,949,370)	(17,957,921)
		$ (11,189,735)		$ (36,462,557)
Net increase (decrease)
Class A	60,711	$ 585,090	57,506	$ 583,197
Class B	(37,167)	(387,607)	(152,868)	(1,401,761)
Class C	(98,619)	(1,032,687)	(291,339)	(2,635,292)
Class S	(114,564)	(1,206,159)	(959,728)	(8,768,369)
		$ (2,041,363)		$ (12,222,225)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,144,078	$ 11,132,851	2,297,347	$ 19,454,966
Class B	14,291	139,385	48,604	411,026
Class C	52,662	517,429	146,009	1,226,753
Class S	334,045	3,282,037	1,351,159	11,268,537
		$ 15,071,702		$ 32,361,282
Shares issued to shareholders in reinvestment of distributions
Class A	70,599	$ 694,091	287,120	$ 2,427,627
Class B	4,898	48,170	34,390	290,012
Class C	8,355	82,177	52,639	443,810
Class S	77,247	758,005	315,748	2,674,298
		$ 1,582,443		$ 5,835,747
Shares redeemed
Class A	(1,541,071)	$ (15,101,115)	(3,108,037)	$ (26,434,953)
Class B	(178,057)	(1,748,438)	(540,996)	(4,563,139)
Class C	(247,216)	(2,425,908)	(794,117)	(6,749,656)
Class S	(487,067)	(4,781,190)	(3,099,381)	(25,969,056)
		$ (24,056,651)		$ (63,716,804)
Net increase (decrease)
Class A	(326,394)	$ (3,274,173)	(523,570)	$ (4,552,360)
Class B	(158,868)	(1,560,883)	(458,002)	(3,862,101)
Class C	(186,199)	(1,826,302)	(595,469)	(5,079,093)
Class S	(75,775)	(741,148)	(1,432,474)	(12,026,221)
		$ (7,402,506)		$ (25,519,775)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,334,261	$ 15,605,481	2,681,918	$ 26,943,216
Class B	23,608	277,661	107,803	1,075,849
Class C	57,613	675,909	184,540	1,840,547
Class S	299,754	3,557,103	1,065,504	10,562,555
		$ 20,116,154		$ 40,422,167
Shares issued to shareholders in reinvestment of distributions
Class A	134,696	$ 1,600,190	276,905	$ 2,649,988
Class B	12,432	147,065	53,336	508,310
Class C	17,111	202,426	66,693	635,585
Class S	179,070	2,129,145	437,045	4,182,522
		$ 4,078,826		$ 7,976,405
Shares redeemed
Class A	(1,184,933)	$ (13,892,642)	(2,250,217)	$ (22,549,258)
Class B	(207,707)	(2,429,417)	(470,061)	(4,729,404)
Class C	(237,797)	(2,781,597)	(606,523)	(6,012,207)
Class S	(581,840)	(6,916,329)	(2,376,055)	(23,521,920)
		$ (26,019,985)		$ (56,812,789)
Net increase (decrease)
Class A	284,024	$ 3,313,029	708,606	$ 7,043,946
Class B	(171,667)	(2,004,691)	(308,922)	(3,145,245)
Class C	(163,073)	(1,903,262)	(355,290)	(3,536,075)
Class S	(103,016)	(1,230,081)	(873,506)	(8,776,843)
		$ (1,825,005)		$ (8,414,217)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,439,935	$ 11,884,791	2,299,673	$ 16,205,308
Class B	7,443	62,163	33,560	237,813
Class C	23,652	196,650	114,336	804,393
Class S	205,952	1,711,244	649,106	4,361,164
		$ 13,854,848		$ 21,608,678
Shares issued to shareholders in reinvestment of distributions
Class A	65,328	$ 555,287	193,823	$ 1,275,355
Class B	1,594	13,585	19,358	127,567
Class C	4,390	37,354	52,013	342,768
Class S	17,307	147,113	61,839	406,900
		$ 753,339		$ 2,152,590
Shares redeemed
Class A	(539,797)	$ (4,519,493)	(821,596)	$ (5,765,725)
Class B	(28,224)	(235,764)	(65,629)	(455,463)
Class C	(60,026)	(494,937)	(210,839)	(1,416,481)
Class S	(46,864)	(387,230)	(414,165)	(2,845,123)
		$ (5,637,424)		$ (10,482,792)
Net increase (decrease)
Class A	965,466	$ 7,920,585	1,671,900	$ 11,714,938
Class B	(19,187)	(160,016)	(12,711)	(90,083)
Class C	(31,984)	(260,933)	(44,490)	(269,320)
Class S	176,395	1,471,127	296,780	1,922,941
		$ 8,970,763		$ 13,278,476

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,075,513	$ 7,825,505	1,151,838	$ 7,133,499
Class C	6,588	48,527	15,423	88,640
Class S	256,273	1,907,459	568,483	3,303,366
		$ 9,781,491		$ 10,525,505
Shares issued to shareholders in reinvestment of distributions
Class A	21,612	$ 163,816	8,265	$ 48,353
Class C	74	562	409	2,392
Class S	10,224	77,598	8,651	50,609
		$ 241,976		$ 101,354
Shares redeemed
Class A	(240,187)	$ (1,791,501)	(135,084)	$ (846,410)
Class C	(20,190)	(150,273)	(10,941)	(83,252)
Class S	(46,192)	(345,645)	(207,900)	(1,275,821)
		$ (2,287,419)		$ (2,205,483)
Net increase (decrease)
Class A	856,938	$ 6,197,820	1,025,019	$ 6,335,442
Class C	(13,528)	(101,184)	4,891	7,780
Class S	220,305	1,639,412	369,234	2,078,154
		$ 7,736,048		$ 8,421,376

E. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end and has determined that there were no material events that would require disclosure in the Funds' financial statements.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Funds' investment management agreements (the "Agreements" and each an "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2009.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2009, all but one of the Funds' Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Funds' performance, fees and expenses, and profitability compiled by the Funds' independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Funds.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Funds' independent fee consultant in the course of their review of the Funds' contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of each Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DWS managed the Funds. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Funds' Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of each Agreement, including the scope of advisory services provided under each Agreement. The Board noted that, under each Agreement, DWS provides portfolio management services to the Funds and that, pursuant to separate administrative services agreements, DWS provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Funds' performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

LifeCompass 2015 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2008, the performance of the LifeCompass 2015 Fund (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2008.

LifeCompass 2020 Fund. Based on the information provided, the Board noted that for each of the one-, three- and five-year periods ended December 31, 2008, the performance of the LifeCompass 2020 Fund (Class A shares) was in the 3rd quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2008.

LifeCompass 2030 Fund. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2008, the performance of the LifeCompass 2030 Fund (Class A shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one- and three-year periods ended December 31, 2008.

LifeCompass 2040 Fund. Based on the information provided, the Board noted that for the one-year period ended December 31, 2008, the performance of the LifeCompass 2040 Fund (Class A shares) was in the 3rd quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-year period ended December 31, 2008.

LifeCompass Retirement Fund. Based on the information provided, the Board noted that for each of the one-, three- and five-year periods ended December 31, 2008, the performance of the LifeCompass Retirement Fund (Class A shares) was in the 4th quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2008. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DWS the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2009. The Board recognized that DWS has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Funds' investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Funds do not pay any fund-level investment advisory fees, but do bear administrative fees.

LifeCompass 2015 Fund. The total management fee rates paid by the LifeCompass 2015 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008).

LifeCompass 2020 Fund. The total management fee rates paid by the LifeCompass 2020 Fund were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008).

LifeCompass 2030 Fund. The total management fee rates paid by the LifeCompass 2030 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008).

LifeCompass 2040 Fund. The total management fee rates paid by the LifeCompass 2040 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008).

LifeCompass Retirement Fund. The total management fee rates paid by the LifeCompass Retirement Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008).

The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper expense universe. The Board concluded that the comparative Lipper operating expense data was of limited utility, as it likely significantly understated the current expense ratios of many peer funds due to the substantial declines in net assets as a result of market losses and net redemptions that many funds experienced between mid-September 2008 and March 2009 and that were not reflected in the data. The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Funds' total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds managed by the same portfolio management teams but offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS from advising the DWS Funds along with the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds (which, as noted above, do not pay any investment advisory fees), but did receive such information with respect to the funds in which the Funds invest. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board concluded that the Funds' fee schedule represents an appropriate sharing between the Funds and DWS of such economies of scale as may exist in the management of the Funds at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Funds and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Funds' chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the continuation of the Agreements is in the best interests of the Funds. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of each Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS LifeCompass Retirement Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	23337A 608	23337A 707	23337A 806	23337A 871
Fund Number	480	680	780	2080

DWS LifeCompass 2015 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	23337A 103	23337A 202	23337A 301	23337A 509
Fund Number	481	681	781	2081

DWS LifeCompass 2020 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	23337A 863	23337A 855	23337A 848	23337A 822
Fund Number	482	682	782	2082

DWS LifeCompass 2030 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	23337A 814	23337A 798	23337A 780	23337A 772
Fund Number	1084	1284	1384	2084

DWS LifeCompass 2040 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	TGTAX	—	TGTCX	TGTSX
CUSIP Number	23337A 764	—	23337A 756	23337A 749
Fund Number	457	—	757	2057

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 30, 2010